Private Placement (Details) - Isos Acquisition Corporation [Member] - USD ($)					3 Months Ended	9 Months Ended
	Mar. 10, 2021	Mar. 10, 2021	Mar. 08, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2021
Private Placement (Details) [Line Items]
Price per warrant (in Dollars per share)						$ 0.361
Proceeds from warrants issued (in Dollars)				$ 7,500,000		$ 7,500,000
Redemption price per share (in Dollars per share)				$ 10		$ 10
Proceeds from warrants (in Dollars)						$ 8,096,742
Underwriting fees (in Dollars)		$ 1,044,295	$ 1,641,037		$ 8,919,295	8,919,295
Payment of underwriting fees (in Dollars)						596,742
Deferred underwriting fees (in Dollars)						$ 1,044,295
Private Placement [Member]
Private Placement (Details) [Line Items]
Sponsor purchased share				3,666,667		3,666,667
Price per warrant (in Dollars per share)				$ 1.5		$ 1.5
Additional purchase of shares	296,793
Proceeds from warrants (in Dollars)						$ 596,742
Underwriting fees (in Dollars)						$ 1,641,037
Private Placement [Member] | LionTree Partners [Member]
Private Placement (Details) [Line Items]
Purchase of warrants				1,333,333		1,333,333
Price per warrant (in Dollars per share)						$ 1.5
Additional purchase of shares	101,035
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase of warrants				4,002,383
Proceeds from warrants issued (in Dollars)				$ 8,175,000
Over-Allotment Option [Member] | LionTree Partners [Member]
Private Placement (Details) [Line Items]
Purchase of warrants				1,447,618